Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of financial liabilities [line items]
Lease liability	₨ 6,411	[1]	$ 88	[1]	₨ 6,599	[1]	$ 90	₨ 1,390
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Lease liability	₨ 6,411		$ 88		₨ 6,599

[1]	Movement in lease liabilities is as follows: As at March 31, 2020 2021 2020 (₹ in million) (₹ in million) (US dollars in million) As at April 01 1,390 6,599 90 Additions during the year 10,212 3,611 49 Interest on lease liabilities 247 278 4 Payments made (3,164) (3,380) (34) Deletions (2,086) (697) (21) As at March 31, 6,599 6,411 88